Contract Liabilities - Schedule of Amounts Related to Contract Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Amounts Related to Contract Liabilities [Line Items]
Contract liabilities	$ 30,598	$ 25,924	$ 232,545
Patient services paid but not provided [Member]
Schedule of Amounts Related to Contract Liabilities [Line Items]
Contract liabilities	25,445	20,212
MOD unshipped products [Member]
Schedule of Amounts Related to Contract Liabilities [Line Items]
Contract liabilities	$ 5,153	$ 5,712